Debt (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	May 11, 2024	May 09, 2024	Apr. 01, 2024	Jan. 17, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues										$ 25,308			$ 25,308
Share Price									$ 0.00001
Debt issuance costs									$ 535,182				1,403,244
Gain (Loss) on Extinguishment of Debt													$ 291,000
[custom:CommonStockSharesIssuable]									176,000				104,000
Net proceeds									$ 1,250,000				$ 250,000	2,191,308
Proceeds from Related Party Debt													4,590,600
Line of Credit Facility, Current Borrowing Capacity														1,000,000
Payments for line of credit facility											$ 1,008,813		1,008,813
Payments for line of credit facility, principal value											1,000,000		1,000,000
Payments for line of credit facility, interest											$ 8,813		8,813
Line of credit limit													0	3,000,000
Outstanding borrowings													0	$ 3,000,000
Line of credit facility interest rate during period														5.75%
Interest expense									659,153	49,749			1,719,296	$ 98,834
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues									$ 1
Share Price									$ 0.00001
Debt issuance costs									$ 438,393
Net proceeds									2,500,000
Proceeds from Related Party Debt									1,365,000
Advances received									1,365,000				3,835,000
Imputed interest expense									742
Borrowings													$ 3,835,000
Interest rate, description													The notes bear interest ranging from 4-5%, with an additional 5-6% of imputed interest (9%-11% in total)
Imputed interest expense													$ 74,559	1,732
Interest expense									673,630				$ 123,855	3,463
Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount	$ 495,000		$ 1,070,000
Original issue discount	45,000		100,000
Increase in accrued interest	3,000,000		3,000,000
Net proceeds	$ 450,000		$ 970,000
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues												$ 3,700,000
Interest rate												7.00%
Majority Stockholders [Member]
Short-Term Debt [Line Items]
Ownership percentage													20.00%
Minimum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%		8.00%
Maximum [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Interest rate	18.00%		18.00%
Related Party [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt													$ 291,000
Interest payable									137,211				72,428
Notes payable current									6,237,234				4,802,115
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Notes payable current									5,234,650				3,869,650	34,650
Imputed interest expense									742				74,559
Common Stock [Member]
Short-Term Debt [Line Items]
Original issue discount													$ 12,500
Additional interest expense shares										3,357			3,357
Stock Issued During Period, Value, New Issues
Share Price														$ 60
Common Stock [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share Price													$ 7.65
Shares Issued, Price Per Share													4.80
Common Stock [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share Price													8.83
Shares Issued, Price Per Share													11.98
Common Stock [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Share Price														$ 71.28
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share Price													4.38
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Share Price													$ 8.78
Lender [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Additional interest expense shares	62,400		156,000
Michael Farkas [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Controlling interest rate	20.00%		20.00%
Chief Executive Officer [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Borrowings													$ 3,835,000	$ 34,650
Note Holder One [Member]
Short-Term Debt [Line Items]
Face amount													1,500,000
Original issue discount													150,000
Fee amount													140,000
Debt issue costs													290,000
Proceeds from issuance costs													$ 1,210,000
Debt Instrument, Convertible, Conversion Price, Increase				$ 3.08									$ 3.85
[custom:FloorPrice-0]				$ 1.75
Increase in accrued interest				$ 10,000,000
Note Holder One [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Face amount								$ 275,250					$ 275,250
Debt issuance costs									$ (4,170)				(9,729)
Proceeds from debt net of issuance costs								$ 25,250					$ 25,250
Interest rate								8.90%					8.90%
Deb iInstrument repaid principal								$ 275,250					$ 275,250
Interest payable								25,250					25,250
Net proceeds								$ 250,000					$ 250,000
Interest rate													10.00%
Note Holder One [Member] | Non Vehicles [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount					$ 277,500
Proceeds from debt net of issuance costs					$ 57,869
Interest rate					8.10%
Deb iInstrument repaid principal					$ 277,500
Interest payable					27,500
Debt Issuance Costs, Net					27,500
Proceeds from Related Party Debt					192,131
Note Holder One [Member] | Related Party [Member] | Non Vehicles [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Net proceeds					$ 250,000
Note Holder One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues													$ 256,000
Share Price													$ 6.40
Debt issuance costs													$ 546,000
Note Holder One [Member] | Common Stock [Member] | Agreement [Member]
Short-Term Debt [Line Items]
Additional interest expense shares													40,000
Note Holder One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Additional interest expense shares													100,000
Stock Redeemed or Called During Period, Shares							60,000
Controlling interest rate									5.00%				5.00%
Note Holder Two And Three [Member]
Short-Term Debt [Line Items]
Increase in accrued interest				15,000,000
Note Holder Two And Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Increase in accrued interest				$ 15,000,000
Note Holder Two [Member]
Short-Term Debt [Line Items]
Face amount													$ 600,000
Original issue discount													60,000
Fee amount													28,900
Debt issue costs													88,900
Debt Instrument, Convertible, Conversion Price, Increase				$ 3.08
[custom:FloorPrice-0]				$ 1.75
Increase in accrued interest				$ 10,000,000
Proceeds from debt net of issuance costs													511,100
Note Holder Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price, Increase				$ 3.08
Increase in accrued interest				$ 10,000,000
Note Holder Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues													$ 406,500
Share Price													$ 6.78
Debt issuance costs													$ 495,400
Note Holder Two [Member] | Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
[custom:FloorPrice-0]				$ 1.75
Note Holder Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Additional interest expense shares													60,000
Controlling interest rate									5.00%				5.00%
Note Holder Three [Member]
Short-Term Debt [Line Items]
Face amount							$ 320,000		$ 320,000				$ 320,000
Original issue discount							48,000
Additional interest expense shares						72,000
Stock Issued During Period, Value, New Issues									270,000
Debt issuance costs									$ 320,000				$ 320,000
Debt Instrument, Convertible, Conversion Price, Increase				$ 3.08
Increase in accrued interest				$ 10,000,000
Proceeds from debt net of issuance costs							$ 272,000
Shares Issued, Price Per Share									$ 3.75
[custom:IssuanceOfSharesOwnershipPercentage]						9.99%
Note Holder Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Additional interest expense shares						72,000
Stock Issued During Period, Value, New Issues						$ 270,000
Debt Instrument, Convertible, Conversion Price, Increase				$ 3.08
Increase in accrued interest				$ 10,000,000
Shares Issued, Price Per Share						$ 3.75
[custom:IssuanceOfSharesOwnershipPercentage]						9.99%
Note Holder Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
[custom:FloorPrice-0]				$ 1.75
Note Holder Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Additional interest expense shares							104,000
Stock Issued During Period, Value, New Issues							$ 539,760
Controlling interest rate									5.00%				5.00%
Shares Issued, Price Per Share							$ 5.19
[custom:IssuanceOfSharesOwnershipPercentage]							9.99%
Noteholder One Two And Three [Member]
Short-Term Debt [Line Items]
Additional interest expense shares		66,000
Stock Issued During Period, Value, New Issues		$ 407,550
Share Price		$ 6.18
Note Holder Four To Twenty Five [Member]
Short-Term Debt [Line Items]
Face amount									$ 1,375,000				$ 2,585,000
Original issue discount									125,000				$ 235,000
Debt issuance costs									$ 470,893
[custom:FloorPrice-0]									$ 1.75				$ 1.75
Increase in accrued interest									$ 3,000,000				$ 3,000,000
Proceeds from debt net of issuance costs									$ 1,250,000				$ 2,350,000
Note Holder Four To Twenty Five [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate									8.00%				8.00%
Note Holder Four To Twenty Five [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate									18.00%				18.00%
Note Holder Four To Twenty Five [Member] | Lender [Member]
Short-Term Debt [Line Items]
Additional interest expense shares										76,289
Stock Issued During Period, Value, New Issues									$ 345,893
Note Holder Four To Twenty Five [Member] | Lender [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Shares Issued, Price Per Share									$ 4.20
Note Holder Four To Twenty Five [Member] | Lender [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Shares Issued, Price Per Share									$ 4.83
Note Holder Four [Member]
Short-Term Debt [Line Items]
Face amount													$ 2,585,000
Original issue discount													235,000
Increase in accrued interest													3,000,000
Proceeds from debt net of issuance costs													$ 2,350,000
Note Holder Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate													8.00%
Note Holder Four [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate													18.00%
Note Holder Four [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
[custom:FloorPrice-0]													$ 1.75
Note Holder Four [Member] | Michael Farkas [Member]
Short-Term Debt [Line Items]
Controlling interest rate									20.00%				20.00%
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Face amount													$ 262,500
Original issue discount													250,000
Accrued interest													13,125
Repayments of debt													$ 275,625